Segments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2013 Operating_segment	Mar. 31, 2012 Hercules 266	Mar. 31, 2013 Hercules 266	Nov. 30, 2012 Hercules 209 Rig	Mar. 31, 2013 Hercules 267	Mar. 31, 2013 Bull Ray	Mar. 31, 2013 Inland barge	Dec. 31, 2012 Domestic Liftboats Kingfish liftboat
Segment Reporting Information [Line Items]
Number of reportable business segments	5
Acquisition of asset amount		$ 40.0			$ 55.0	$ 42.0
Number Of Cold Stacked Barges Transferred To Domestic Offshore							1
Duration of drilling contract with Saudi Aramco (in years)			3 years
Optional period of contract extension with Saudi Aramco (in years)			1 year
Number of rigs reactivated				1
Duration of rig commitment					3 years
Number Of Liftboats Transferred To International Liftboats								1